MANAGEMENT OF FINANCIAL RISK (Disclosure of Nature and Extent Arising from Financial Instruments - Commodity Price Risk) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (decrease) in sales due to price changes of commodity	$ 1,500,000	$ (2,800,000)
Liquidity amount available	150,500,000
Silver Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 800,000
Change percentage, commodity	10.00%
Gold Commodity Type [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 363,000
Change percentage, commodity	10.00%
Lead Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 550,000
Change percentage, commodity	10.00%
Zinc Commodity [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on Sales	$ 186,000
Change percentage, commodity	10.00%